Basis of Presentation and General Information - Supplementary (Details)	6 Months Ended
Jun. 30, 2018
Capital Product Operating LLC
Subsidiary Of Limited Liability Company Or Limited Partnership
Date of Incorporation	Jan. 16, 2007